RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Apr. 24, 2025	USD ($)	SGD ($)
Bai Ye Private Limited [Member]
Related Party Transaction [Line Items]
Short term borrowings	$ 155,824	$ 200,000